Fair Value Measurements - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	1 Months Ended	3 Months Ended			6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative liabilities at December 31, 2020			$ 40,532,280		$ 40,532,280
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Issuances				$ 33,919,120
Derivative liabilities at June 30, 2021	$ 40,532,280	$ 20,789,520		40,532,280	20,789,520
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative liabilities at December 31, 2020		757,830	40,532,280		40,532,280
Transfers from Level 3			(32,839,330)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Issuances	29,873,200
Change in fair value	10,659,080	(159,200)	(6,935,120)
Derivative liabilities at June 30, 2021	$ 40,532,280	$ 598,630	$ 757,830	$ 40,532,280	$ 598,630